Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
M International Equity Fund | MSCI ACWI (All Country World Index) ex USA IMI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.96%	7.77%	8.37%
M International Equity Fund | M International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		32.44%	8.77%	6.99%
M Large Cap Growth Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%	14.43%	14.82%
M Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	18.56%	15.32%	18.13%
M Large Cap Growth Fund | M Large Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		19.61%	12.43%	15.06%
M Capital Appreciation Fund | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.88%	14.43%	14.82%
M Capital Appreciation Fund | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	11.91%	7.26%	10.41%
M Capital Appreciation Fund | M Capital Appreciation Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.06%	9.10%	11.24%
M Large Cap Value Fund | Russell 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.37%	13.59%	14.59%
M Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	15.91%	11.33%	10.53%
M Large Cap Value Fund | M Large Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		17.31%	13.92%	9.61%

[1]	The Fund has adopted this broad-based index as its primary benchmark index and serves as the Fund’s regulatory index.
[2]	The Fund has adopted this broad-based index as its primary benchmark index in response to regulatory requirements and serves as the Fund’s regulatory index.
[3]	The Russell 1000® Growth Index is the Fund’s additional index and is more representative of the Fund’s risk and return than the regulatory index.
[4]	The Fund has adopted this broad-based index as its primary benchmark index in response to regulatory requirements and serves as the Fund’s regulatory index.
[5]	The Russell 2500® Index is the Fund’s additional index and is more representative of the Fund’s risk and return than the regulatory index.
[6]	The Fund has adopted this broad-based index as its primary benchmark index in response to regulatory requirements and serves as the Fund’s regulatory index.
[7]	The Russell 1000® Value Index is the Fund’s additional index and is more representative of the Fund’s risk and return than the regulatory risk.